Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	51.82% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	17.70%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.24	12.31.23
Regular Directors	131	99
General Manager	6	1
Area and department Managers	177	96
Total	314	196

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.24	12.31.23
Total Amount of Credit Assistance	49,593,609	43,008,784
Number of Addressees (quantities)	326	266
- Natural Persons	269	218
- Legal Entities	57	48
Average Amount of Credit Assistance	152,128	161,688
Maximum Assistance	15,149,406	11,638,702

Summary of Large Exposures to Credit Risk
In compliance with the provisions of Communication “A” 7404 of the BCRA, the total amount of financial assistance for all items granted to the group of persons related by a personal relationship, under the terms set forth in section 1.2.2.2.2. on “Large exposures to Credit Risk” rules, amounts to:

Financial Institution	Ratio with respect to Tier 1 Capital	12.31.24
Banco de Galicia y Buenos Aires S.A.U.	0.50%	17,341,023
Banco GGAL S.A.	0.04%	538,132

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.24	12.31.23
Assets
Cash and Due from Banks	167,971,875	77,844,058
Debt Securities at Fair Value through Profit or Loss	11,390,192	33,553,631
Derivative Financial Instruments	1,591,184	15,275,050
Repurchase Transactions	44,280,445	50,550,803
Other Financial Assets	8,319,528	23,340,781
Loans and Other Financing	107,793,940	155,752,818
Other Debt Securities	103,486,774	—
Other Non-financial Assets	(161)	19
Total Assets	444,833,777	356,317,160
Liabilities
Deposits	175,833,285	101,171,463
Liabilities at fair value through profit or loss	3,377,836	—
Derivative Financial Instruments	1,591,186	15,275,050
Repurchase Transactions	44,280,285	50,550,803
Other Financial Liabilities	1,377,845	17,964,385
Financing Received from the Argentine Central Bank and other Financial Institutions	102,920,095	136,128,556
Debt Securities Issued	11,390,192	28,413,073
Subordinated Debt Securities	103,486,774	5,140,558
Liabilities for Insurance Contracts	49,430	9,745
Other Non-financial Liabilities	526,849	1,663,527
Total Liabilities	444,833,777	356,317,160

	12.31.24	12.31.23	12.31.22
Income (Loss)
Net Income (Loss) from Interest	(25,469,218)	6,446,759	15,453,252
Net Fee Income (Expense)	9,121,838	23,811,603	21,898,842
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	5,373,474	(11,590,083)	(16,625,615)
Other Operating Income (Expense)	18,335,428	17,724,980	18,982,586
Insurance Business Result	(16,162,243)	(35,696,101)	(36,494,077)
Administrative Expenses	(1,150,304)	(1,951,371)	(3,899,648)
Other Operating Expenses	(51,311)	(3,977)	(119,949)
Total Income	(10,002,336)	(1,258,190)	(804,609)